                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER


 Report for the Calendar Year or Quarter Ended: June 30, 2003
                                              -----------------

 Check here if Amendment [ ]; Amendment Number:
                                              -----------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                            entries.

 Institutional Investment Manager Filing this Report:

Name:     ACCOUNT MANAGEMENT, LLC
          ---------------------------------------------
 Address:  17 Arlington Street
          ---------------------------------------------
           Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-01363
                          -----------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Richard C. Albright
          ---------------------------------------------
 Title:    Principal
          ---------------------------------------------
 Phone:    617/236-4200
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard C. Albright  Boston, MA                    8/15/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 1 of 5         FORM 13F                               Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2: Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                of Class  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
     Maxim
  Integrated
   Products       Common 57772K101  75,197,354  2,205,201  2,205,201                                    2,205,201
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Corporate
   Executive
     Board        Common 21988R102  16,552,510    405,500    405,500                                      405,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    IDT Corp.     Common 448947101  32,596,960  1,852,100  1,852,100                                    1,852,100
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    IDT Corp.,
     Class B      Common 448947309     327,570     18,300     18,300                                       18,300
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Supertex
      Inc.        Common 868532102  14,971,027    816,750    816,750                                      816,750
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Costar
     Group        Common 22160N109   6,683,936    225,200    225,200                                      225,200
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Credit
   Acceptance
     Corp.        Common 225310101   9,786,238    839,300    839,300                                      839,300
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Lionbridge
    Technology    Common 536252109   5,775,114  1,134,600  1,134,600                                    1,134,600
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio
     Recovery
      Assoc.      Common 73640Q105   4,020,705    130,500    130,500                                      130,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   CyberSource
      Corp.       Common 23251J106     559,972    201,429    201,429                                      201,429
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    COLUMN TOTALS                  166,471,386
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 2 of 5         FORM 13F                               Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2: Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Class Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
  Miller
  Industries      Common 600551105   1,286,153    377,271    377,271                                      377,271
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
 Net2Phone, Inc.  Common 64108N106   7,975,770  1,821,000  1,821,000                                    1,821,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
 Federal          Common 313586109     505,800      7,500      7,500                                        7,500
 National         Stock
 Mortgage
------------------------------------------------------------------------------------------------------------------------------------
 Dean Foods, Inc. Common 242370104   4,205,250    139,500    139,500                                      139,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Province
  Healthcare Co.  Common 743977100     774,900     70,000     70,000                                       70,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Critical
   Path, Inc.     Common 22674V100   2,496,201  2,521,416  2,521,416                                    2,521,416
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Citicorp      Common 172967101   1,027,204     24,000     24,000                                       24,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Phelps
     Dodge
     Corp.        Common 717265102     862,650      3,000      3,000                                        3,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   Agnico Eagle
    Mines Ltd.    Common 008474108     669,900     57,750     57,750                                       57,750
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
 Bright Horizons
 Family Solutions Common 109195107   5,166,700    154,000    154,000                                      154,000
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
    COLUMN TOTALS                   24,952,528
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 3 of 5         FORM 13F                               Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2: Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Class Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  Sun Hydraulics  Common 866942105   1,691,680    218,000    218,000                                      218,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  Hewlett
  Packard         Common 428236103     415,350     19,500     19,500                                       19,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  Abbot Labs      Common 002824100     253,008      5,800      5,800                                        5,800
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Glaxo
   Wellcome       Common 37733W105     514,817     12,699     12,699                                       12,699
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
     Exxon        Common 302290101     474,012     13,200     13,200                                       13,200
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  Cabot Corp.     Common 127055101     104,611      3,645      3,645                                        3,645
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  Aradigm Corp.   Common 038505103     503,885    281,500    281,500                                      281,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  ChevronTexaco
  Corp.           Common 166764100     259,920      3,600      3,600                                        3,600
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  Pepsico         Common 713344108     400,500      9,000      9,000                                        9,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
 Johnson and
 Johnso           Common 478160104   2,871,624     57,544     57,544                                       57,544
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                      7,489,407
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    --------------------------------
                                                                                                              (SEC USE ONLY)
                                                                                                    --------------------------------

Page 4 of 5         FORM 13F                               Name of Reporting Manager  Account Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Item 6:                                      Item 8:
                                                                   Investment Discretion                          Voting Authority
                                                                                                                       (Shares)
                                                          ----------------------------------           -----------------------------
    Item 1:       Item 2: Item 3:    Item 4:    Item 5:                                        Item 7:
 Name of Issuer   Title    CUSIP      Fair     Shares or  (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                of Class  Number     Market    Principal              As Defined    Other       See
                                      Value     Amount                in Instr. V             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
  Schlumberger    Common 806857108   1,046,540     22,000     22,000                                       22,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   Newmont
    Mining
    Corp.         Common 651639105   2,832,135     87,250     87,250                                       87,250
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   Aberdeen
 Asia-Pacific
    Income        Common 003009107   1,118,000    200,000    200,000                                      200,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Liberty
  Media Corp.
    Ser. A        Common 530718105   1,641,982    142,040    142,040                                      142,040
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
      Dow
    Chemical      Common 260543103     317,340     10,250     10,250                                       10,250
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   Berkshire
 Hathaway Inc.
   CL. A          Common 084670108   1,450,000         21         21                                           21
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   Applied
 Materials        Common 038222105     538,560     34,000     34,000                                       34,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Intel
    Corp.         Common 458140100     416,200     20,000     20,000                                       20,000
                  Stock
------------------------------------------------------------------------------------------------------------------------------------

 Invacare Corp.   Common 461203101     475,700     12,900     12,900                                       12,900
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
    Meridian
    Gold Inc.     Common 589975101     258,505     20,500     20,500                                       20,500
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                    10,094,962
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                   --------------------------------
                                                                                                             (SEC USE ONLY)
                                                                                                   --------------------------------

Page 5 of 5          FORM 13F                             Name of Reporting Manager  Account Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                      Item 8:
                                                                  Investment Discretion                          Voting Authority
                                                                                                                      (Shares)
                                                         ----------------------------------           -----------------------------
    Item 1:        Item 2: Item 3:   Item 4:    Item 5:                                       Item 7:
 Name of Issuer    Title    CUSIP     Fair     Shares or (a) Sole   (b) Shared- (c) Shared-  Managers  (a) Sole (b) Shared (c) None
                 of Class  Number    Market    Principal             As Defined    Other       See
                                      Value     Amount               in Instr. V             Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
   Microsoft
 Corporation       Common 594918104    399,984     15,600    15,600                                       15,600
                   Stock
-----------------------------------------------------------------------------------------------------------------------------------
   American        Common 026874107    309,008      5,600     5,600                                        5,600
 International     Stock
    Group
-----------------------------------------------------------------------------------------------------------------------------------

  Deere            Common 244199105    308,475      6,750     6,750                                        6,750
                   Stock
-----------------------------------------------------------------------------------------------------------------------------------
 McDonald's Corp.  Common 580135101    308,840     14,000    14,000                                       14,000
                   Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Viasys
  Healthcare       Common 92553Q209    651,325     31,465    31,465                                       31,465
                   Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Gold Corp.       Common 380956409    181,800     15,000    15,000                                       15,000
                   Stock
-----------------------------------------------------------------------------------------------------------------------------------
  United Global    Common 913247508    126,800     20,000    20,000                                       20,000
     Class A       Stock
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                    2,286,232
-----------------------------------------------------------------------------------------------------------------------------------